Short-Term Borrowings (Details)					6 Months Ended			12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 USD ($)	May 09, 2023 CNY (¥)	Mar. 29, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 08, 2023 USD ($)	Oct. 30, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Jul. 05, 2023 CNY (¥)	Jul. 05, 2023 USD ($)	May 09, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jun. 27, 2022 CNY (¥)	Jun. 27, 2022 USD ($)	Mar. 15, 2020 CNY (¥)	Mar. 15, 2020 USD ($)
Short-Term Borrowings [Line Items]
Loans amount			¥ 2,000,000	¥ 5,000,000															$ 280,631	$ 701,577
Term of interest rate			1 year	1 year
Repaid amount		$ 423,567
Loan agreement														$ 0	¥ 3,000,000	$ 420,946
Interest expenses					¥ 211,962	$ 29,742
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Interest rate				4.10%																4.10%
Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings [Line Items]
Interest rate			3.80%																3.80%
Repaid amount								¥ 700,000	$ 98,221
Outstanding amount								6,300,000	883,987
Industrial and Commercial Bank of China [Member]
Short-Term Borrowings [Line Items]
Term of interest rate	1 year
Interest rate					3.45%					3.45%													4.65%	4.65%
Loan agreement					¥ 3,000,000					$ 420,946													¥ 3,000,000	$ 420,946
Shenzhen Futian Yinzuo Rural Bank [Member]
Short-Term Borrowings [Line Items]
Repaid amount					565,774	79,387		440,032	61,743
Outstanding amount					994,194	139,501
Loan agreement																	¥ 2,000,000	$ 280,631			¥ 2,000,000	$ 280,631
Interest rate																	10.512%	10.512%			10.512%	10.512%
Bank of China Shenzhen Dongbu Branch [Member]
Short-Term Borrowings [Line Items]
Loans amount												¥ 5,000,000	$ 701,577
Interest rate												3.60%	3.60%		3.75%	3.75%
Repaid amount					600,000	84,189
Outstanding amount					4,400,000	617,389
Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Interest rate														6.50%
Repaid amount					11,444,543	1,605,846
Outstanding amount					7,042,697	988,199
Wiithdraw amount					11,743,710			6,743,530		$ 1,647,824	$ 946,221
Shenzhen Futian Yinzuo Rural Bank [Member] | Shenzhen Futian Yinzuo Rural Bank [Member]
Short-Term Borrowings [Line Items]
Outstanding amount								¥ 1,559,968	$ 218,888
Short Term Borrowings [Member]
Short-Term Borrowings [Line Items]
Interest expenses					¥ 512,153	$ 71,863	¥ 191,599